Convertible Debts (Details)				12 Months Ended
	Aug. 22, 2025 shares	Jun. 26, 2025 USD ($)	Jul. 15, 2024	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Convertible Debts [Line Items]
Interest per annum			1.00%	3.00%
Converted into ordinary shares				67,482,407
Unamortized debt issuance costs | $					$ 1,098
Converted to service fees payable | $		$ 2,518,750
Unpaid Principal Amount | $				$ 1,009,375
Adjusted Annual Interest Rate				15.00%
Second Promissory Note Agreement [Member]
Convertible Debts [Line Items]
Accrued interest rate per annum				90.00%
Conversion price per share | $ / shares				$ 10
Additional ordinary shares				1,000,000
Pledged shares				1,000,000
Shenzhen Deju [Member]
Convertible Debts [Line Items]
Debt Agreement						$ 885,728	¥ 6,345,000	$ 885,728	¥ 6,345,000
Early Bird Capital, Inc. [Member] | First Promissory Note Agreement [Member]
Convertible Debts [Line Items]
Principal Balance Amount | $				$ 1,509,375
Accrued interest rate per annum				8.00%
Conversion price equal				90.00%
Conversion price per share | $ / shares				$ 10
Early Bird Capital, Inc. [Member] | Second Promissory Note Agreement [Member]
Convertible Debts [Line Items]
Interest per annum				15.00%
Principal Balance Amount | $				$ 1,009,375
Accrued interest rate per annum				8.00%
Conversion price equal				90.00%
Conversion price per share | $ / shares				$ 10
Subsequent Event [Member] | Shenzhen Deju [Member]
Convertible Debts [Line Items]
Converted into ordinary shares	365,673
Series A Convertible Redeemable Preferred Shares [Member]
Convertible Debts [Line Items]
Converted shares				755,383
Converted price per share | $ / shares				$ 1.18
Series A Convertible Redeemable Preferred Shares [Member] | Shenzhen Deju [Member]
Convertible Debts [Line Items]
Converted shares								755,383	755,383
Converted price per share | $ / shares				$ 1.18				$ 1.18
Series A Convertible Redeemable Preferred Shares [Member] | Subsequent Event [Member] | Shenzhen Deju [Member]
Convertible Debts [Line Items]
Converted into ordinary shares	755,383